AMIDEXTM FUNDS, INC.

Securities Act Registration No. 333-68099
Investment Company Act Reg. No. 811-09123

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 29	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No. 32
(Check appropriate box or boxes.)

AMIDEX™ FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

970 RITTENHOUSE RD., EAGLEVILLE, PA	19403
(Address of Principal Executive Offices)	(Zip Code)

(610) 666-1330
(Registrant's Telephone Number, including Area Code)

CLIFFORD A. GOLDSTEIN, PRESIDENT
970 RITTENHOUSE RD
EAGLEVILLE, PA 19403
(Name and Address of Agent for Service)

With Copy To:

DAVID F. GANLEY
MATRIX CAPITAL GROUP, INC.
630 FITZWATERTOWN ROAD
BUILDING A, SECOND FLOOR
WILLOW GROVE, PA 19090

Approximate Proposed Offering:  As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)
[X]	immediately upon filing pursuant to Rule 485, paragraph (b)
[ ]	on _____________ pursuant to Rule 485, paragraph (b)
[ ]	60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ]	on _____________ pursuant to Rule 485, paragraph (a)(1)
[ ]	75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ]	on _____________ pursuant to Rule 485, paragraph (a)(2)

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2  UNDER THE  INVESTMENT  COMPANY  ACT OF 1940,  REGISTRANT HEREBY  DECLARES  THAT AN  INDEFINITE  NUMBER  OR  AMOUNT  OF  SHARES  ARE BEING REGISTERED UNDER THE SECURITIES ACT OF 1933.

EXPLANATORY NOTE
This Post-Effective Amendment No. 29 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 28 filed September 28, 2012 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this post effective amendment #29 to the Company's Registration Statement on Form N-1A meets all of the requirements for immediate effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Norristown, and State of Pennsylvania this 9th day of October, 2012.

AMIDEX™ FUNDS, INC.
(Registrant)

/s/ Clifford A. Goldstein
CLIFFORD A. GOLDSTEIN
Its: President & Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Clifford A. Goldstein	President, Chairman	October 9th, 2012
CLIFFORD A GOLDSTEIN

/s/ Eli Gabay	Director	October 9th, 2012
ELI GABAY

/s/ Erica Levi Zelinger	Director	October 9th, 2012
ERICA LEVI ZELINGER

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase